STOCKHOLDER’S EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
STOCKHOLDER’S EQUITY

12. STOCKHOLDER’S EQUITY

Common Stock. Vinco Ventures, Inc. owns 100% of the issued and outstanding common stock of Cryptyde, Inc. As of March 31, 2022 and December 31, 2021, the Company has 10,000 shares of issued and outstanding shares of common stock.

8. STOCKHOLDER’S EQUITY

Common Stock. Vinco Ventures, Inc. owns 100% of the issued and outstanding common stock of Cryptyde, Inc. As of December 31, 2021, the Company has 10,000 shares of issued and outstanding shares of common stock.